Acquisitions and Divestiture	9 Months Ended
Jul. 31, 2022
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Acquisitions and Divestiture
21.	Acquisition and Divestiture
Acquisition
Acquisition that closed during the prior period
Scotiabank Chile
In Q2 2022,
 the Bank completed the acquisition of an additional 16.8% stake in Scotiabank Chile for $1.2 billion from the non-controlling
interest shareholder, increasing its ownership to 99.8%. The purchase consideration was comprised of cash of $650 million and the issuance of 7 million common shares valued at $569 million. The increase in ownership was effective February 27, 2022. This transaction was accounted for as a capital transaction through shareholders’ equity and did not result in a change to the carrying value of the assets and liabilities of the subsidiary, or the Bank’s associated goodwill.
Scotiabank Chile forms part of the International Banking business segment.
Divestiture
Divestiture previously announced not impacting the Bank’s financial results
Operations in Guyana
On June 9, the Bank announced that the agreement for the sale of its banking operations in Guyana to First Citizens Bank Limited, initially signed on March 3, 2021, has expired and has therefore been terminated in accordance with its terms.